Income Taxes (Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes: Israel	$ 125,399	$ 84,186	$ 82,933
Income from continuing operations before income taxes: Non-Israeli	5,839	3,444	5,255
Income before incomes tax expense	131,238	87,630	88,188
Income tax expense from continuing operations, Current: Israel	11,325	8,054	6,973
Income tax expense from continuing operations, Current: Non-Israeli	3,781	2,198	2,043
Current Income tax expense from continuing operations, Total	15,106	10,252	9,016
Deferred tax (benefit) expense: Israel	262	109	(2)
Deferred tax (benefit) expense: Non-Israeli	(2,645)	(1,363)	(775)
Deferred tax (benefit) expense	(2,383)	(1,254)	(777)
Actual income tax expense	$ 12,723	$ 8,998	$ 8,239